Financial assets, liabilities and financial results (telecom activities) - Loans from development organizations and multilateral lending institutions - Additional information (Details) - Orange SA - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Loan redeemed at maturity	€ 750		€ 190
Bank loan maturing 2030 [member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities		€ 500